Additional information: condensed financial statements of the Company - Schedule of Condensed Statement of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from investing activities
Repayment of loans from group companies	$ 177
Cash flows from financing activities
Net increase/(decrease) in cash, cash equivalents and restricted cash	(13,362)	$ (31,988)	$ 45,788
Cash, cash equivalents and restricted cash at beginning of year	138,789	165,448	122,930
Effect of exchange rates on cash and cash equivalents	2,009	5,329	(3,270)
Cash, cash equivalents and restricted cash at end of year	127,436	138,789	165,448
Xunlei Limited [Member]
Cash flows from operating activities
Other operating activities with external parties	(5,732)	649	3,854
Net cash generated from/(used in) operating activities	(5,732)	649	3,854
Cash flows from investing activities
Capital contribution to group companies			(100,000)
Loans to group companies	(26,391)	(1,802)	(25,750)
Repayment of loans from group companies		500	2,459
Other investing activities with external parties	6,553	55,030	79,339
Net cash (used in)/generated from investing activities	(19,838)	53,728	(43,952)
Cash flows from financing activities
Other financing activities with external parties		(4,475)
Net cash used in financing activities		(4,475)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(25,570)	49,902	(40,098)
Cash, cash equivalents and restricted cash at beginning of year	57,585	7,683	47,781
Effect of exchange rates on cash and cash equivalents	0	0	0
Cash, cash equivalents and restricted cash at end of year	$ 32,015	$ 57,585	$ 7,683